Subsequent Events (Additional Information (Details) $ / shares in Units, $ in Thousands				9 Months Ended
	Oct. 11, 2023 Day $ / shares	Feb. 08, 2023 USD ($) shares	Jan. 08, 2023 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 25, 2023 shares	Jan. 17, 2023 shares	Jan. 12, 2023 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Subsequent Event [Line Items]
Common stock, shares issued				154,185,089	474,683			141,348,856	132,858,484
Common Stock, Value, Issued | $				$ 15				$ 14	$ 13
Proceeds from sale of common stock | $				$ 1,200
Debt conversion price | $ / shares				$ 8
B. Riley Purchase Agreement [Member]
Subsequent Event [Line Items]
Common stock, shares issued				250,000
Common stock sold				252,800
A&R Yorkville Purchase Agreement
Subsequent Event [Line Items]
Common stock, shares issued				632,431
Common stock sold				6,839,073
Proceeds from sale of common stock | $				$ 26,300
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt conversion price | $ / shares	$ 0.5
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	95.00%
Number of consecutive trading days immediately preceding the conversion date | Day	5
Debt Instrument, Maturity Date, Description	The maturity date of the Convertible Debentures was also extended from December 21, 2023 to March 15, 2024.
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt conversion price | $ / shares	$ 2
Subsequent Event [Member] | Inducement Plan [Member]
Subsequent Event [Line Items]
Number of shares available for grant						1,400,000
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Common stock, shares issued							250,000
Common Stock, Value, Issued | $			$ 500,000
Subsequent Event [Member] | B. Riley Purchase Agreement [Member]
Subsequent Event [Line Items]
Common stock sold			127,241
Proceeds from sale of common stock | $			$ 1,000
Subsequent Event [Member] | A&R Yorkville Purchase Agreement
Subsequent Event [Line Items]
Common stock sold		85,000
Proceeds from sale of common stock | $		$ 600